Income Taxes - Income Tax Expense Differences from the Amount Computed by Applying the U.S. Federal Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
U.S. federal income tax expense computed at the statutory rate	$ 109,276	$ 106,831	$ 109,938
State tax, net of federal income taxes and tax credit and refunds	4,989	4,636	4,808
Net investment expense, low-income housing investment	(3,451)	(2,531)	1,974
Non-taxable or non-deductible items	(2,745)	(9,383)	(4,976)
Total income taxes	$ 108,069	$ 99,553	$ 111,744
Percent
U.S. Federal income tax rate (as a percent)	21.00%	21.00%	21.00%
State income/franchise taxes, net of U.S. federal income tax effects (as a percent)	1.00%	0.90%	0.90%
Net investment in low income housing investments (as a percent)	(0.70%)	(0.50%)	0.40%
Non-taxable or non-deductible items (as a percent)	(0.50%)	(1.90%)	(1.00%)
Actual tax expense rate (as a percent)	20.80%	19.50%	21.40%